Consolidated Balance Sheets - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 29,794,856	€ 37,240,162
Prepaid expenses and other current assets	1,926,512	1,519,023
Total current assets	31,721,368	38,759,185
Non-current assets
Fixed assets, net	111,639	23,090
Other non-current assets	1,601,503	1,241,215
Other non-current assets - related party	3,350	3,350
Total non-current assets	1,716,492	1,267,655
Total assets	33,437,860	40,026,840
Current liabilities
Accounts payable	1,042,054	164,819
Accounts payable - related party	151,988	25,047
Accrued expenses	202,389	712,313
Accrued expenses - related party	489,207	132,141
Other current liabilities	297,875	100,719
Total current liabilities	2,183,513	1,135,039
Non-current liabilities
Other non current liabilities	27,218
Retirement benefit obligation	88,963	30,618
Total long-term liabilities	116,181	30,618
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 59,700,000 shares authorized and 18,216,858 shares issued and outstanding	66,603,725	65,880,990
Accumulated deficit	(35,465,559)	(27,019,807)
Total quotaholders’ and shareholders’ equity	31,138,166	38,861,183
Total liabilities and quotaholders’ and shareholders’ equity	€ 33,437,860	€ 40,026,840